Note to Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net (loss)/income	$ (71,286)	$ (22,963)	$ 14,557
Adjustments to reconcile net (loss)/income to net cash used in operating activities
Amortization of finance costs	76	147	92
Depreciation and amortization	3,590	2,578	2,341
Loss on retirement of property, plant and equipment	33	57	30
Provision for excess and obsolete inventories	37	(16)	163
Provision for doubtful accounts	(202)	242	(208)
Share-based compensation expense-share options	7,903	1,316	1,780
Share-based compensation expense - LTIP	2,227	3,423	1,661
Equity in earnings of equity investees, net of tax	(19,333)	(33,653)	(66,244)
Dividends received from equity investees	35,218	55,586	30,528
Unrealized currency translation loss/(gain)	1,515	(399)	633
Changes in income tax balances	212	(756)	1,667
Changes in working capital
Accounts receivable-third parties	(1,564)	2,160	(7,258)
Accounts receivable-related parties	1,078	363	(2,354)
Other receivables, prepayments and deposits	(2,385)	(6,982)	(1,129)
Amounts due from related parties	27	220	1,157
Inventories	(557)	1,049	(3,430)
Long-term prepayment	292	123	361
Accounts payable	1,260	(11,173)	11,452
Other payables, accruals and advance receipts	16,286	5,194	7,554
Deferred revenue	(239)	(897)	(1,668)
Other deferred income	(446)	(275)	131
Amounts due to related parties	(6,589)	(4,287)	(1,385)
Total changes in working capital	7,163	(14,505)	3,431
Net cash used in operating activities	$ (32,847)	$ (8,943)	$ (9,569)